OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Assets [Abstract]
Summary of Other Assets

	September 30, 2013 (Unaudited)	December 31, 2012
Prepaid interest to banks	$182,398	$320,068
Guarantee paid on behalf of guarantee service customers	440,671	-
Other prepaid expense	-	63,762
Other receivables	84,300	305,879
	$707,369	$689,709

	December 31, 2012	December 31, 2011
Guarantee paid on behalf of customers	$-	$760,664
Prepaid interest to banks	320,068	193,442
Other prepaid expense	63,762	63,260
Other receivables	305,879	10,434
	$689,709	$1,027,800